Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 2,200,000	$ 700,000
Charges	(1,789,000)	(3,771,000)	(2,109,000)	(3,767,000)
Usage			(2,700,000)	(800,000)
Ending Balance	1,600,000	3,700,000	1,600,000	3,700,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,300,000	700,000
Charges			1,400,000	800,000
Usage			(1,200,000)	(900,000)
Ending Balance	1,500,000	600,000	1,500,000	600,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			800,000	2,000,000
Usage			(800,000)
Ending Balance		2,000,000		2,000,000
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			900,000
Charges			(300,000)	1,400,000
Usage			(500,000)	(300,000)
Ending Balance	100,000	1,100,000	100,000	1,100,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			200,000	(400,000)
Usage			(200,000)	400,000
Ending Balance